Business Acquisitions	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business Acquisitions
5.
Business acquisitions
A)
Alcanna

On October 7, 2021, the Company announced that it had entered into an arrangement agreement with Alcanna Inc. (“Alcanna”) pursuant to which the Company would acquire all of the issued and outstanding common shares of Alcanna by way of a statutory plan of arrangement (the “Alcanna Transaction”). The Company and Alcanna amended the arrangement agreement in respect of the Alcanna Transaction on January 6, 2022, and the Alcanna Transaction closed on March 31, 2022. Alcanna is a Canadian liquor retailer, operating predominantly in Alberta under its three retail brands, “Wine and Beyond”, “Liquor Depot” and “Ace Liquor”. Alcanna holds an approximate 63% equity interest in Nova, a Canadian cannabis retailer operating stores across Alberta, Saskatchewan and Ontario, under its “Value Buds” and “Sweet Tree” retail brands. The Company is deemed to control Nova through its equity interest and Nova’s results are included in the consolidated financial statements of the Company with the minority interest shown as non-controlling interest through equity.

Alcanna was acquired to diversify and stabilize cash flows and advance the Company’s vertical integration strategy.

The Alcanna Transaction consideration was comprised of (i) an aggregate $54.3 million cash ($1.50 in cash for each Alcanna common share), and (ii) an aggregate 32.1 million SNDL common shares valued at $287.1 million based on the fair value of each common share of the Company on the closing date (0.885 of a SNDL common share for each Alcanna common share).

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	54,339	—	54,339
Issuance of common shares	287,129	—	287,129
	341,468	—	341,468

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	23,190	—	23,190
Accounts receivable	1,868	—	1,868
Prepaid expenses and deposits	10,986	—	10,986
Inventory	105,022	—	105,022
Right of use assets	171,866	(31,117)	140,749
Property, plant and equipment	86,059	24,632	110,691
Intangible assets	—	45,100	45,100
Goodwill	280,243	(129,308)	150,935
Accounts payable and accrued liabilities	(36,703)	(44)	(36,747)
Long-term debt	(10,000)	—	(10,000)
Lease liabilities	(232,755)	90,736	(142,019)
Derivative warrants	(58)	(27)	(85)
Non-controlling interest	(58,250)	28	(58,222)
	341,468	—	341,468

Non-controlling interest has been measured as the fair value of the non-controlling interest in Nova, which at the time was 37%, and was measured by applying a market approach with reference to Nova’s closing share price on the day of the Alcanna Transaction of $2.66.

On March 31, 2022, the Company repaid in full the acquired long-term debt balance of $10.0 million.

These consolidated financial statements incorporate the operations of Alcanna commencing March 31, 2022. During the period March 31, 2022 to December 31, 2022, the Company recorded revenues of $639.5 million and net loss of $101.0 million from the Alcanna operations. Had the Alcanna Transaction closed on January 1, 2022, management estimates that for the period January 1, 2022, to March 30, 2022, revenue would have increased by $162.5 million and net loss would have increased by $25.5 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2022.

The Company incurred costs related to the Alcanna Transaction of $7.0 million which have been included in transaction costs.

The Company recorded adjustments to the fair value in the fourth quarter of 2022 to reflect additional information and greater certainty with respect to management estimates pertaining to facts and circumstances that were either unknown or uncertain at the date of acquisition. These adjustments related to changes in preliminary valuation assumptions, including refinement of right of use assets, property, plant and equipment, intangible assets, accounts payable and accrued liabilities, lease liabilities, derivative warrants and non-controlling interest. All measurement period adjustments were offset to goodwill.

goodwill impairment

For the purpose of impairment testing at December 31, 2022, intangible assets with indefinite lives were allocated to the Company’s CGUs as follows: i) $2.7 million to the cannabis retail CGU, ii) $18.3 million to the cannabis franchise CGU and iii) $43.1 million to the liquor retail CGU. Goodwill from the Alcanna acquisition was allocated as follows: i) $126.6 million to the cannabis retail CGU and ii) $24.3 million to the liquor retail CGU. The remaining goodwill from the Inner Spirit acquisition of $4.6 million was allocated to the group CGU containing the cannabis retail and cannabis franchise CGUs. The impairment test for the Company’s cannabis retail CGU used its fair value less costs of disposal and the fair value measurement was categorized as a Level 1 fair value based on the inputs in the valuation technique used. The impairment test for the Company’s cannabis franchise and liquor retail CGUs used a value in use approach based on internal cash flow estimates at December 31, 2022, and a discount rate of 12.0%. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGUs. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian cannabis and liquor industry market sizes and the Company’s forecasted market share. A terminal value thereafter was applied. Based on the analysis, there was an impairment of the Company’s retail cannabis CGU of $88.0 million as at December 31, 2022 as the estimated recoverable amount for this CGU of $84.8 million was lower than the respective carrying amount. The impairment loss was fully allocated to goodwill and included in asset impairment. The impairment was recognized in the Company’s cannabis retail reportable segment.

B)
Inner Spirit

On May 5, 2021, the Company and Inner Spirit Holdings Ltd. (“Inner Spirit”) announced that they had entered into an arrangement agreement pursuant to which the Company acquired all of the issued and outstanding common shares of Inner Spirit (the “Inner Spirit Transaction”). The Inner Spirit Transaction closed on July 20, 2021. Inner Spirit is a retailer and franchisor of Spiritleaf adult-use cannabis stores across Canada, with a network that included more than 100 franchised and corporate-owned locations at the acquisition date.

The Inner Spirit Transaction consideration was comprised of (i) an aggregate $92.6 million cash ($0.30 in cash for each Inner Spirit common share), (ii) an aggregate 2.4 million SNDL common shares valued at $26.2 million based on the fair value of each common share of the Company on the closing date (0.00835 of a SNDL common share for each Inner Spirit common share) and (iii) contingent consideration valued at $1.2 million representing the fair value of Inner Spirit warrants.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	92,583	—	92,583
Issuance of common shares	26,216	—	26,216
Contingent consideration	1,150	—	1,150
	119,949	—	119,949

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	9,808	—	9,808
Accounts receivable	750	(327)	423
Prepaid expenses and deposits	853	—	853
Inventory	2,733	2,011	4,744
Right of use assets	—	5,730	5,730
Property, plant and equipment	12,108	(5,730)	6,378
Intangible assets	—	46,000	46,000
Net investment in subleases	23,751	50	23,801
Goodwill	114,537	(42,041)	72,496
Accounts payable and accrued liabilities	(2,678)	—	(2,678)
Convertible debentures	(12,025)	—	(12,025)
Lease liabilities	(29,481)	(50)	(29,531)
Financial guarantee liability	(407)	—	(407)
Deferred tax liability	—	(5,643)	(5,643)
	119,949	—	119,949

On August 4, 2021, the Company settled the convertible debenture liability through the issuance of 2.5 million common shares valued at $2.7 million and a cash payment of $9.3 million. Due to the change of control from the Inner Spirit Transaction, debenture holders were entitled to receive SNDL common shares and a cash payment based on a prescribed formula.

The fair value of the Inner Spirit warrants has been estimated as $1.2 million and is made up of the following components: (i) equity component of $1.8 million (note 23(c)), (ii) liability component of $0.3 million and (iii) asset component of $0.9 million.

The consolidated financial statements incorporate the operations of Inner Spirit commencing July 20, 2021. During the period July 20, 2021, to December 31, 2021, the Company recorded revenues of $16.1 million and net earnings of $1.1 million. Had the acquisition closed on January 1, 2021, management estimates that for the period January 1, 2021, to July 19, 2021, revenue would have increased by $20.4 million and net earnings would have been reduced by $7.4 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2021.

The Company incurred acquisition-related costs of $1.9 million which have been included in transaction costs.

The Company recorded adjustments to the fair value in the third quarter of 2022 to reflect additional information and greater certainty with respect to management estimates pertaining to facts and circumstances that were either unknown or uncertain at the date of acquisition. These adjustments related to changes in preliminary valuation assumptions, including refinement of accounts receivable, inventory, net investment in subleases, lease liabilities and amounts allocated to intangible assets and deferred tax liability. All measurement period adjustments were offset to goodwill.

The Company made retrospective adjustments to provisional amounts in the comparative period as follows:

•
The carrying amount of intangible assets as at December 31, 2021 was increased by $45.4 million, representing the increase in fair value of $46.0 million less additional amortization from the acquisition date to December 31, 2021 of $0.6 million.
•
The deferred tax liability of $5.6 million was adjusted to nil with a corresponding adjustment recorded to income tax recovery, on the basis that the Company and Inner Spirit are subject to income tax under the same taxation authority.
•
Amortization expense for 2021 was increased by $0.6 million (Q3 2021 — $0.3 million and Q4 2021 — $0.3 million).
•
Cost of sales for 2021 was increased by $2.0 million, representing the increase in fair value of acquired inventory that was sold during 2021.
•
General and administrative expenses was decreased by $0.3 million, representing the decrease in fair value of acquired accounts receivable.
•
Goodwill was decreased by $42.0 million.

Inner Spirit goodwill and intangible asset impairment

For the purpose of impairment testing at September 30, 2022, intangible assets with indefinite lives consisting of the Inner Spirit brands and trademarks were allocated to the Company’s CGUs as follows: i) $17.7 million to the cannabis retail CGU and ii) $18.3 million to the cannabis franchise CGU. The impairment test for the Company’s cannabis retail and cannabis franchise CGUs used a value in use approach based on internal cash flow estimates at September 30, 2022, and a discount rate of 19.5%. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGUs. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian cannabis industry market size and the Company’s forecasted market share. A terminal value thereafter was applied. Based on the analysis, there was an impairment of the Company’s retail cannabis CGU of $16.4 million as at September 30, 2022 as the estimated recoverable amount for this CGU of $1.9 million was lower than the respective carrying amount. The impairment loss was fully allocated to intangible assets with indefinite lives and included in asset impairment. The impairment was recognized in the Company’s cannabis retail reportable segment.

For the purpose of impairment testing at September 30, 2022, goodwill of $72.5 million from the Inner Spirit acquisition was allocated to the group CGU containing the cannabis retail and cannabis franchise CGUs. The impairment test for the Company’s group CGU used a value in use approach based on internal cash flow estimates at September 30, 2022, and a discount rate of 19.5%. The discount rate was estimated based on the Company’s weighted average cost of capital, adjusted for risks specific to the CGUs. The estimated cash flows were based on a 5-year model taking into account the overall forecasted Canadian cannabis industry market size and the Company’s forecasted market share. A terminal value thereafter was applied. Based on the analysis, there was an impairment of the Company’s group CGU of $67.9 million as at September 30, 2022 as the estimated recoverable amount for this group CGU of $40.0 million was lower than the respective carrying amount. The impairment loss was fully allocated to goodwill and included in asset impairment. The estimated value in use for the Company’s group CGU was sensitive to an increase in the discount rate. An increase to the discount rate by 1% would increase the impairment by approximately $1.1 million. The impairment was recognized in the Company’s cannabis retail reportable segment.

C)
Zenabis

On November 1, 2022, the Company announced that, in the context of proceedings pursuant to the Zenabis Group’s (as defined below) filing under the Companies’ Creditors Arrangement Act (“CCAA”), it had successfully acquired all of the assets of the business of the Zenabis Group, subject to certain exclusions, (the “Zenabis Business”), pursuant to an approval order of the Québec Superior Court (the “Court”).

The order of the Court approved the acquisition by a wholly owned subsidiary of SNDL of all issued and outstanding shares of Zenabis Ltd., a corporation resulting from the amalgamation of select Zenabis entities (collectively, the “Zenabis Group”), as part of the consideration for the senior secured debt of the Zenabis Group due to the SNDL subsidiary. Zenabis Ltd. owns all of the Zenabis Business, free and clear of any encumbrances except certain permitted encumbrances (namely the security of the wholly owned subsidiary of SNDL, which was preserved).

The Zenabis acquisition consideration was comprised of (i) the extinguishment of the Company’s senior loan.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

Final
Extinguishment of senior loan	18,215
18,215

The fair value of the assets and liabilities acquired was as follows:

Final
Cash	2,509
Accounts receivable	888
Biological assets	909
Prepaid expenses and deposits	1,856
Inventory	4,512
Assets held for sale	6,375
Right of use assets	32
Property, plant and equipment	4,658
Accounts payable and accrued liabilities	(3,437)
Lease liabilities	(87)
18,215

Assets held for sale are comprised of a processing facility in Stellarton, Nova Scotia, whose primary purpose was the packaging and processing of value added and derivative products for the adult-use cannabis market.

These consolidated financial statements incorporate the operations of Zenabis commencing November 1, 2022. During the period November 1, 2022 to December 31, 2022, the Company recorded revenues of $0.4 million and net loss of $1.8 million from the Zenabis operations. Had the acquisition closed on January 1, 2022, management estimates that for the period January 1, 2022, to October 31, 2022, revenue would have increased by $2.0 million and net loss would have increased by $9.0 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2022.

The Company incurred costs related to the Zenabis acquisition of $0.8 million which have been included in transaction costs.